Business Combinations	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Business Combinations
Business Combinations

5.       Business Combinations

ShoCard, Inc. Acquisition

On March 2, 2020, Ping Identity Corporation acquired 100% of the voting equity interest in ShoCard, Inc., a Delaware Corporation (“ShoCard”). ShoCard is a cloud-based mobile identity solution that offers identity services for verified claims. The purpose of this acquisition was to expand the Company’s identity proofing solutions.

The total purchase price was $5.5 million. An additional $3.1 million and $2.3 million of contingent compensation is payable in common stock of the Company on the first and second anniversary of the acquisition, respectively, contingent on certain individuals remaining employed as of those dates and other service conditions. As these payments are subject to the continued employment of those individuals, they will be recognized through compensation expense as incurred. See Note 10 for additional details.

The following table summarizes the preliminary allocation of the purchase price, based on the estimated fair value of the assets acquired and liabilities assumed at the acquisition date:

	March 2, 2020	Useful Life
	(in thousands)
Fair value of net assets acquired
Developed technology	$3,550	7 years
Goodwill	1,015	Indefinite
Deferred tax asset	954
Other assets	11
Total assets acquired	5,530
Other liabilities	(2)
Total liabilities assumed	(2)
Net assets acquired	$5,528

Goodwill is primarily attributable to the workforce acquired and the expected synergies arising from integrating ShoCard’s identity solution with the Company’s existing identity solutions. None of the goodwill is deductible for tax purposes. The Company incurred $0.5 million of acquisition-related expenses in conjunction with the ShoCard acquisition, which are included in general and administrative expenses on the condensed consolidated statement of operations for the three months ended March 31, 2020.

Additional information around the ShoCard acquisition, such as that related to income tax and other contingencies existing as of the acquisition date but unknown to the Company, may become known during the remainder of the measurement period, not to exceed one year from the acquisition date, which may result in changes to the amounts and allocations recorded.

Elastic Beam Inc. Acquisition

On April 5, 2018, Ping Identity Corporation acquired 100% of the voting equity interest in Elastic Beam Inc., a Delaware Corporation (“Elastic Beam”). Elastic Beam is a machine learning/artificial intelligence API behavioral security software which detects, reports and stops cyberattacks on data and applications via APIs. The purpose of this acquisition was to expand the Company’s capabilities in identity security, particularly with regard to artificial intelligence.

The total purchase price was $19.0 million, which includes up-front cash consideration of $17.4 million that was funded with existing cash resources, and $1.6 million, of which $1.1 million and $0.5 million is payable on the first and second anniversary of the acquisition, respectively. The Company paid the first anniversary payment of $1.1 million during 2019.

$4.8 million and $4.2 million of contingent compensation is payable on the first and second anniversary of the acquisition, respectively, contingent on certain individuals remaining employed as of those dates. As these payments are subject to the continued employment of those individuals, they will be recognized through compensation expense as incurred. The Company paid the first anniversary payment of $4.8 million during 2019.

The following table summarizes the allocation of the purchase price, based on the estimated fair value of the assets acquired and liabilities assumed at the acquisition date:

	April 5, 2018	Useful Life
	(in thousands)
Fair value of net assets acquired
In process research and development	$3,006	Indefinite
Goodwill	15,972	Indefinite
Deferred tax asset	108
Other assets	3
Total assets acquired	19,089
Deferred revenue	(115)
Total liabilities assumed	(115)
Net assets acquired	$18,974

Goodwill is primarily attributable to the workforce acquired and the expected synergies arising from integrating Elastic Beam’s behavioral security software with the Company’s existing security platform. None of the goodwill is deductible for tax purposes.

Additional Acquisition Related Information

The operating results of ShoCard and Elastic Beam are included in the Company’s condensed consolidated statements of operations from their respective dates of acquisition. Revenue and earnings of ShoCard and Elastic Beam since their respective dates of acquisition and pro forma results of operations have not been prepared because the effect of the acquisitions were not material to the condensed consolidated statements of operations.

5.       Business Combinations

Elastic Beam Inc. Acquisition

On April 5, 2018, Ping Identity Corporation acquired 100% of the voting equity interest in Elastic Beam Inc., a Delaware Corporation (“Elastic Beam”). Elastic Beam is a machine learning/artificial intelligence API behavioral security software which detects, reports and stops cyberattacks on data and applications via APIs. The purpose of this acquisition was to expand the Company’s capabilities in identity security, particularly with regard to artificial intelligence.

The total purchase price was $19.0 million, which includes up-front cash consideration of $17.4 million that was funded with existing cash resources, and $1.6 million, of which $1.1 million and $0.5 million is payable on the first and second anniversary of the acquisition, respectively. During the year ended December 31, 2019, the Company paid the first anniversary payment of $1.1 million.

$4.8 million and $4.2 million of contingent compensation is payable on the first and second anniversary of the acquisition, respectively, contingent on certain individuals remaining employed as of those dates. As these payments are subject to the continued employment of those individuals, they will be recognized through compensation expense as incurred. During the year ended December 31, 2019, the Company paid the first anniversary payment of $4.8 million.

The following table summarizes the allocation of the purchase price, based on the estimated fair value of the assets acquired and liabilities assumed at the acquisition date:

	April 5, 2018	Useful Life
	(in thousands)
Fair value of net assets acquired
In process research and development	$3,006	Indefinite
Goodwill	15,972	Indefinite
Deferred tax asset	108
Other assets	3
Total assets acquired	19,089
Deferred revenue	(115)
Total liabilities assumed	(115)
Net assets acquired	$18,974

Goodwill is primarily attributable to the workforce acquired and the expected synergies arising from integrating Elastic Beam’s behavioral security software with the Company’s existing security platform. None of the goodwill is deductible for tax purposes. The Company incurred $0.6 million of acquisition-related expenses in conjunction with the Elastic Beam acquisition which are included in general and administrative expenses on the consolidated statements of operations for the year ended December 31, 2018.

Additional Acquisition Related Information

The operating results of Elastic Beam are included in the Company’s consolidated statements of operations from the date of acquisition. Revenue and earnings of Elastic Beam since the date of acquisition and pro forma results of operations have not been prepared because the effect of the acquisition was not material to the consolidated statements of operations.